UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2018

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
June 30, 2018 (Unaudited)

August 23, 2018

Retail Class Performance for the fiscal year ended June 30, 2018 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	4.67%
S&P 500 Index	14.37%
Cullen International High Dividend Fund	-1.60%
MSCI EAFE Index	7.37%
Cullen Small Cap Value Fund	7.38%
Russell 2500 Value Index	11.49%
Cullen Value Fund	7.97%
S&P 500 Index	14.37%
Cullen Emerging Markets High Dividend Fund	2.48%
MSCI Emerging Markets Index	8.20%
Cullen Enhanced Equity Income Fund	-0.51%
CBOE S&P 500 BuyWrite Index	7.28%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 50 - 57 of this annual report.

Portfolio Review High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Financials and underweight allocation to Information Technology. Stock selection within Energy and Utilities partially offset relative performance.

Portfolio Review International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s overweight allocation to Telecommunications and stock selection in Consumer Discretionary and Consumer Staples. Stock selection within Energy and an overweight allocation to the Materials sector partially offset relative performance during the period.

Portfolio Review Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection within Industrials, Consumer Discretionary and Materials. The Fund’s underweight allocation to Real Estate and stock selection in Information Technology partially offset relative performance.

Portfolio Review Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Financials and underweight allocation to the Information Technology and Consumer Discretionary sectors. Stock selection in Consumer Staples, Industrials, and Utilities partially offset relative performance.

Portfolio Review Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection in Utilities, Financials, and Information Technology as well as its underweight allocation to Information Technology. Partially offsetting relative performance was stock selection in the Industrials, Real Estate, and Energy sectors.

Portfolio Review-Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Financials and underweight allocation to Information Technology. Stock selection within Energy and Utilities partially offset relative performance. The CBOE S&P 500 BuyWrite Index hypothetically assumes a covered call option is written on the entire underlying S&P 500 Index generally on the third Friday of each month, whereas the Fund selectively writes covered call options on approximately 25-40% of the underlying portfolio as options are deemed attractive to sell. Given the underlying S&P 500 Index’s appreciation during the period, covered call options accordingly

Annual Report | June 30, 2018	1

Cullen Funds Trust	Shareholder Letter
June 30, 2018 (Unaudited)

limited participation in the capital appreciation of the underlying. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.6% of average net assets during the period.

Outlook

Wall Street and the financial press often talk about risk, but seemingly never as it is linked to performance. Meantime, the average investor, while he certainly wants absolute performance, would also, it seems to us, want risk to be a consideration. In a long bull market, there is a temptation in order to get maximum performance to buy stocks or indexes of the highest price-to-earnings ratio2, most overpriced stocks. On top of that, some Exchange-Traded Funds (ETFs) add leverage to push their performance even more. With the current bull market, the second longest in history, it would seem to be a very good time to pay attention to risk.

The current bull market, the 2nd longest at 112 months and third strongest at +305% since 1930, has remained range-bound this year, as it consolidates the significant gains over the past few years. The market continues to weigh solid US economic and strong corporate earnings growth against the negative impact from recently announced trade tariffs, slowing global growth and the Fed rate hike cycle and balance sheet reduction (quantitative tapering) fueling a stronger US dollar.

This current market has begun to resemble the rally during the peak of the tech bubble in 1999. Then as now, a few tech stocks – currently the FANG issues (Facebook, Amazon, Netflix, Google) – are driving the NASDAQ3 and the S&P 500 to new highs even while the rest of the market is actually down. The FANG stocks are +25% for the year while the S&P 500 without the four stocks is -0.3% for the year. Also the tech weighting of the S&P 500 has now reached 25%, double the normal percentage and one that approaches the tech level weighting of 1999. Not a good time to ignore risk, in our opinion.

No one can predict how long the current FANG stock’s enthusiasm will go on. History shows that long term investors should not try to time the market but also should be aware of risk. Eventually, out of the blue, the rug gets yanked out from under the stock market, and when that happens, you want to make sure that you are falling off the bottom rung of the ladder and not the top one.

In conclusion, our experience and studies suggest that a market participant who focused on a price discipline and invested for the long term did far better than one who reacted to the political and macro-economic headlines of the day. We believe it is an additionally good time to remind of the importance of a safety net, and history shows that an investment strategy that combines a low price/earnings price discipline, high dividend yield4, and dividend growth5 are factors that help when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[3]	Nasdaq is a global electronic marketplace for buying and selling securities, as well as the benchmark index for U.S. technology stocks.

[4]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[5]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2018 (Unaudited)

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/18)

Annual Report | June 30, 2018	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	-1.60%	2.52%	0.34%	3.07%
MSCI EAFE Index	7.37%	6.93%	3.33%	4.67%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class C	-2.34%	1.75%	-0.39%	2.33%
MSCI EAFE Index	7.37%	6.93%	3.33%	4.67%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class I	-1.34%	2.78%	0.59%	3.35%
MSCI EAFE Index	7.37%	6.93%	3.33%	4.67%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	-2.03%	2.05%	3.55%
MSCI EAFE Index	7.37%	6.93%	6.46%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	-1.80%	2.33%	3.82%
MSCI EAFE Index	7.37%	6.93%	6.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	4.61%	9.13%	7.63%	8.04%
S&P 500® Index	14.37%	13.42%	10.17%	9.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	3.85%	8.33%	6.83%	6.52%
S&P 500® Index	14.37%	13.42%	10.17%	8.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	4.87%	9.40%	7.89%	7.57%
S&P 500® Index	14.37%	13.42%	10.17%	8.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	4.09%	8.59%	10.02%
S&P 500® Index	14.37%	13.42%	13.60%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	4.38%	8.80%	10.36%
S&P 500® Index	14.37%	13.42%	13.56%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	7.38%	4.17%	7.69%
Russell 2500™ Value Index	11.49%	10.78%	13.35%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	6.56%	3.40%	6.90%
Russell 2500™ Value Index	11.49%	10.78%	13.35%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	7.62%	4.38%	7.93%
Russell 2500™ Value Index	11.49%	10.78%	13.35%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $1,000,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	7.97%	10.23%	11.11%
S&P 500® Index	14.37%	13.42%	14.33%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	7.25%	9.41%	10.29%
S&P 500® Index	14.37%	13.42%	14.33%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	8.25%	10.49%	11.39%
S&P 500® Index	14.37%	13.42%	14.33%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	19

Cullen Emerging Markets High
Dividend Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Retail Class	2.48%	3.29%	3.95%
MSCI Emerging Markets Index	8.20%	5.01%	4.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High
Dividend Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class C	1.71%	2.51%	3.16%
MSCI Emerging Markets Index	8.20%	5.01%	4.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	21

Cullen Emerging Markets High
Dividend Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class I	2.72%	3.58%	4.23%
MSCI Emerging Markets Index	8.20%	5.01%	4.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	-0.51%	6.51%
CBOE S&P 500 BuyWrite	7.28%	8.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2018 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	-1.17%	5.73%
CBOE S&P 500 BuyWrite	7.28%	8.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2018 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2018

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	-0.24%	6.77%
CBOE S&P 500 BuyWrite	7.28%	8.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2018	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2018 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2018 to
	Ratio(a)	January 1, 2018	June 30, 2018	June 30, 2018(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$942.60	$6.02
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$938.70	$9.61
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$943.30	$4.82
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class R1
Actual	1.71%	$1,000.00	$940.60	$8.23
Hypothetical (5% return before expenses)	1.71%	$1,000.00	$1,016.31	$8.55

Class R2
Actual	1.47%	$1,000.00	$941.40	$7.08
Hypothetical (5% return before expenses)	1.47%	$1,000.00	$1,017.50	$7.35

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2018 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2018 to
	Ratio(a)	January 1, 2018	June 30, 2018	June 30, 2018(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$971.30	$4.89
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$967.30	$8.54
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$972.00	$3.67
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Class R1
Actual	1.50%	$1,000.00	$968.20	$7.32
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Class R2
Actual	1.25%	$1,000.00	$969.40	$6.10
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,050.20	$6.35
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,045.60	$10.14
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,050.70	$5.08
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$987.10	$4.93
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$984.10	$8.61
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$988.40	$3.70
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Annual Report | June 30, 2018	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2018 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2018 to
	Ratio(a)	January 1, 2018	June 30, 2018	June 30, 2018(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$925.20	$5.97
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$921.60	$9.53
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$925.90	$4.78
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$958.40	$4.86
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$954.60	$8.48
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$959.40	$3.64
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 90.26%
Australia - 3.08%
Sonic Healthcare Ltd.	419,650	$7,612,485

Canada - 5.22%
BCE, Inc.	59,835	2,422,719
Manulife Financial Corp.	259,970	4,671,661
Vermilion Energy, Inc.	160,872	5,801,500
		12,895,880

China - 2.90%
China Petroleum & Chemical Corp., Class H	8,005,800	7,166,131

France - 7.04%
BNP Paribas SA	43,375	2,683,046
Cie Generale des Etablissements Michelin SCA	34,565	4,181,610
Engie SA	90,950	1,391,218
Sanofi	21,050	1,689,464
TOTAL SA - Sponsored ADR	122,985	7,447,972
		17,393,310

Germany - 10.48%
Allianz SE	28,840	5,942,622
Daimler AG	55,116	3,530,574
Deutsche Telekom AG	178,620	2,760,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,607	4,122,235
ProSiebenSat.1 Media SE	110,930	2,807,086
Siemens AG	51,190	6,744,586
		25,907,571

Hong Kong - 2.16%
BOC Hong Kong Holdings Ltd.	1,133,950	5,329,494

Indonesia - 0.03%
Telekomunikasi Indonesia Persero Tbk PT	320,000	83,806

Ireland - 2.77%
Smurfit Kappa Group PLC	169,520	6,843,732

Japan - 4.18%
Honda Motor Co. Ltd.	220,900	6,477,005
Nippon Telegraph & Telephone Corp.	85,130	3,867,287
		10,344,292

Netherlands - 5.74%
ING Groep NV	253,000	3,631,697
NN Group NV	149,715	6,071,908
Unilever NV	80,565	4,489,082
		14,192,687

		Value
	Shares	(Note 2)
Norway - 0.38%
Orkla ASA	107,405	$939,674

Russia - 1.85%
MMC Norilsk Nickel PJSC - ADR	254,075	4,580,972

Singapore - 3.75%
Singapore Telecommunications Ltd.	469,000	1,058,907
United Overseas Bank Ltd.	419,500	8,221,669
		9,280,576

Sweden - 1.40%
Investor AB, Class B	85,350	3,457,240

Switzerland - 11.64%
ABB Ltd. - Sponsored ADR	224,367	4,884,470
Nestle SA	49,940	3,870,392
Novartis AG - Sponsored ADR	98,325	7,427,471
Roche Holding AG	12,000	2,662,298
UBS Group AG	313,465	4,805,532
Zurich Insurance Group AG	17,322	5,122,636
		28,772,799

Taiwan - 2.46%
ASE Industrial Holding Co. Ltd.	2,593,500	6,090,644

United Kingdom - 25.18%
AstraZeneca PLC - Sponsored ADR	105,085	3,689,534
BAE Systems PLC	698,635	5,943,510
British American Tobacco PLC - Sponsored ADR	91,834	4,633,025
Diageo PLC	159,600	5,733,779
GlaxoSmithKline PLC	338,840	6,831,340
HSBC Holdings PLC	664,833	6,220,185
Imperial Brands PLC	135,060	5,015,879
Lloyds Banking Group PLC	6,034,500	5,006,936
Royal Dutch Shell PLC, Class B	227,015	8,130,095
Smiths Group PLC	334,250	7,466,300
SSE PLC	15,200	271,329
Vodafone Group PLC - Sponsored ADR	136,060	3,307,619
		62,249,531

TOTAL COMMON STOCKS (Cost $190,948,338)		223,140,824

PREFERRED STOCK - 2.09%
Brazil - 2.09%
Telefonica Brasil SA	436,440	5,163,071

TOTAL PREFERRED STOCK (Cost $6,481,383)		5,163,071

See Notes to Financial Statements.
Annual Report | June 30, 2018	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2018

Value
(Note 2)
TOTAL INVESTMENTS 92.35% (Cost $197,429,721)	$228,303,895

Other Assets In Excess Of Liabilities 7.65%	18,927,626

NET ASSETS 100.00%	$247,231,521

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	26.42%	$65,286,861
Health Care	12.10	29,912,592
Energy	11.55	28,545,698
Industrials	10.13	25,038,866
Consumer Staples	9.98	24,681,831
Consumer Discretionary	6.87	16,996,275
Telecommunication Services	5.46	13,500,806
Materials	4.62	11,424,704
Information Technology	2.46	6,090,644
Utilities	0.67	1,662,547
TOTAL COMMON STOCKS	90.26	223,140,824

PREFERRED STOCK
Telecommunication Services	2.09	5,163,071
TOTAL PREFERRED STOCK	2.09	5,163,071

TOTAL INVESTMENTS	92.35%	$228,303,895
Other Assets In Excess Of Liabilities	7.65	18,927,626
TOTAL NET ASSETS	100.00%	$247,231,521

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 89.43%
Aerospace & Defense - 4.01%
Boeing Co.	60,100	$20,164,151
Raytheon Co.	247,400	47,792,732
		67,956,883

Banks - 2.68%
SunTrust Banks, Inc.	688,000	45,421,760

Chemicals - 3.16%
DowDuPont, Inc.	811,360	53,484,851

Communications Equipment - 5.28%
Cisco Systems, Inc.	1,175,110	50,564,983
Corning, Inc.	1,413,415	38,883,047
		89,448,030

Distillers & Vintners - 2.74%
Diageo PLC - Sponsored ADR	322,900	46,500,829

Distributors - 3.24%
Genuine Parts Co.	598,890	54,972,113

Diversified Banks - 8.08%
HSBC Holdings PLC - Sponsored ADR	837,600	39,484,464
JPMorgan Chase & Co.	507,960	52,929,432
Wells Fargo & Co.	801,000	44,407,440
		136,821,336

Electric Utilities - 3.37%
NextEra Energy, Inc.	341,300	57,007,339

Food & Staples Retailing - 1.49%
Walgreens Boots Alliance, Inc.	421,100	25,272,316

Household Products - 4.98%
Kimberly-Clark Corp.	320,835	33,796,759
Unilever NV	907,194	50,548,850
		84,345,609

Industrial Conglomerates - 2.59%
3M Co.	222,730	43,815,446

Integrated Oil & Gas - 10.83%
Chevron Corp.	420,480	53,161,286
ConocoPhillips	787,900	54,853,598
Exxon Mobil Corp.	345,450	28,579,079
Royal Dutch Shell PLC, - Class B, Sponsored ADR	644,600	46,830,190
		183,424,153

Integrated Telecommunication Services - 2.57%
AT&T, Inc.	1,356,850	43,568,453

		Value
	Shares	(Note 2)
Life & Health Insurance - 1.97%
MetLife, Inc.	766,400	$33,415,040

Pharmaceuticals - 15.14%
AstraZeneca PLC - Sponsored ADR	1,113,385	39,090,947
Eli Lilly & Co.	406,485	34,685,365
Johnson & Johnson	398,680	48,375,831
Merck & Co., Inc.	747,450	45,370,215
Novartis AG - Sponsored ADR	576,446	43,544,731
Pfizer, Inc.	1,253,000	45,458,840
		256,525,929

Property & Casualty Insurance - 5.54%
Chubb Ltd.	379,025	48,143,755
Travelers Cos., Inc.	373,920	45,745,373
		93,889,128

Semiconductors - 1.70%
Intel Corp.	577,900	28,727,409

Specialized REITs - 3.21%
Welltower, Inc.	868,050	54,418,055

Systems Software - 2.77%
Microsoft Corp.	475,570	46,895,958

Tobacco - 4.08%
Altria Group, Inc.	680,450	38,642,756
Philip Morris International, Inc.	376,719	30,416,292
		69,059,048

TOTAL COMMON STOCKS (Cost $874,322,330)		1,514,969,685

EXCHANGE-TRADED FUNDS - 6.87%
Financial Select Sector SPDR® Fund	653,085	17,365,530
Industrial Select Sector SPDR® Fund	699,940	50,136,702
iShares® US Telecommunications ETF	1,774,580	48,925,171
		116,427,403

TOTAL EXCHANGE-TRADED FUNDS (Cost $116,923,734)		116,427,403

TOTAL INVESTMENTS 96.30% (Cost $991,246,064)		$1,631,397,088

Other Assets In Excess Of Liabilities 3.70%		62,647,932

NET ASSETS 100.00%		$1,694,045,020

See Notes to Financial Statements.
Annual Report | June 30, 2018	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2018

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	18.27%	$309,547,264
Health Care	15.14	256,525,929
Consumer Staples	13.29	225,177,802
Energy	10.83	183,424,153
Information Technology	9.75	165,071,397
Industrials	6.60	111,772,329
Utilities	3.37	57,007,339
Consumer Discretionary	3.24	54,972,113
Real Estate	3.21	54,418,055
Materials	3.16	53,484,851
Telecommunication Services	2.57	43,568,453
TOTAL COMMON STOCKS	89.43	1,514,969,685

EXCHANGE-TRADED FUNDS
Industrials	2.96	50,136,702
Telecommunication Services	2.88	48,925,171
Financials	1.03	17,365,530
TOTAL EXCHANGE-TRADED FUNDS	6.87	116,427,403

TOTAL INVESTMENTS	96.30%	$1,631,397,088
Other Assets In Excess Of Liabilities	3.70	62,647,932
TOTAL NET ASSETS	100.00%	$1,694,045,020

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 90.24%
Airlines - 2.72%
Copa Holdings SA, Class A	1,200	$113,544

Apparel - 3.50%
Carter's, Inc.	1,350	146,326

Auto Parts & Equipment - 2.87%
Motorcar Parts of America, Inc.(a)	6,410	119,931

Commercial Services - 4.08%
Robert Half International, Inc.	2,620	170,562

Communications - 4.45%
Mitel Networks Corp.(a)	16,960	186,051

Computer Hardware - 2.07%
Avnet, Inc.	2,020	86,638

Construction & Engineering - 3.85%
Quanta Services, Inc.(a)	4,820	160,988

Construction Materials - 1.12%
Loma Negra Cia Industrial Argentina SA - Sponsored ADR(a)	4,565	46,837

Electronic Equipment & Instruments - 9.15%
Babcock & Wilcox Enterprises, Inc.(a)	45,828	109,071
Orbotech Ltd.(a)	2,240	138,432
VeriFone Systems, Inc.(a)	5,910	134,866
		382,369

Environmental & Facilities Services - 3.59%
Team, Inc.(a)	6,500	150,150

Gold - 2.41%
Tahoe Resources, Inc.	20,500	100,860

Healthcare-Services - 7.47%
Brookdale Senior Living, Inc.(a)	8,050	73,174
Capital Senior Living Corp.(a)	8,450	90,162
Ensign Group, Inc.	4,150	148,653
		311,989

Household Products/Wares - 3.23%
Helen of Troy Ltd.(a)	1,370	134,877

Insurance - 7.96%
Assured Guaranty Ltd.	3,615	129,164
Brighthouse Financial, Inc.(a)	1,285	51,490
United Insurance Holdings Corp.	7,760	151,941
		332,595

		Value
	Shares	(Note 2)
Machinery-Diversified - 2.76%
AGCO Corp.	1,900	$115,368

Media - 2.76%
AMC Networks, Inc., Class A(a)	1,855	115,381

Oil & Gas Exploration & Production - 4.01%
Cimarex Energy Co.	1,645	167,362

Oil & Gas Services - 1.52%
Oceaneering International, Inc.	2,500	63,650

Regional Banks - 10.35%
Bank of the Ozarks	2,300	103,592
CVB Financial Corp.	2,950	66,139
First Bancorp/Southern Pines, NC	3,400	139,094
National Bank Holdings Corp., Class A	3,200	123,488
		432,313

Savings & Loans - 3.76%
United Community Financial Corp.	14,280	156,937

Software - 2.94%
Verint Systems, Inc.(a)	2,770	122,850

Technology - 3.67%
Quality Systems, Inc.(a)	7,875	153,562

TOTAL COMMON STOCKS (Cost $3,095,816)		3,771,140

TOTAL INVESTMENTS 90.24% (Cost $3,095,816)		$3,771,140

Other Assets In Excess Of Liabilities 9.76%		407,884

NET ASSETS 100.00%		$4,179,024

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
Annual Report | June 30, 2018	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2018

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	22.07%	$921,845
Industrials	19.61	819,683
Information Technology	16.00	668,837
Consumer Discretionary	12.36	516,515
Health Care	11.14	465,551
Energy	5.53	231,012
Materials	3.53	147,697
TOTAL COMMON STOCKS	90.24	3,771,140

TOTAL INVESTMENTS	90.24%	$3,771,140
Other Assets In Excess Of Liabilities	9.76	407,884
TOTAL NET ASSETS	100.00%	$4,179,024

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 94.32%
Aerospace & Defense - 5.21%
Boeing Co.	3,025	$1,014,918
Raytheon Co.	4,475	864,480
		1,879,398

Agriculture - 1.96%
Archer-Daniels-Midland Co.	15,450	708,073

Auto Parts & Equipment - 1.27%
Adient PLC	987	48,551
BorgWarner, Inc.	9,500	410,020
		458,571

Communications Equipment - 3.89%
Cisco Systems, Inc.	32,600	1,402,778

Diversified Banks - 9.77%
Citigroup, Inc.	17,100	1,144,332
JPMorgan Chase & Co.	12,600	1,312,920
Wells Fargo & Co.	19,200	1,064,448
		3,521,700

Electronics - 2.42%
Arrow Electronics, Inc.(a)	11,600	873,248

Food Products - 3.00%
Mondelez International, Inc., Class A	26,375	1,081,375

Gold - 2.43%
Newmont Mining Corp.	23,200	874,872

Health Care Equipment - 2.77%
Medtronic PLC	11,660	998,213

Heavy Electrical Equipment - 1.83%
ABB Ltd. - Sponsored ADR	30,350	660,719

Household Products - 2.01%
Unilever NV	12,990	723,803

Industrial Conglomerates - 2.46%
3M Co.	4,500	885,240

Insurance - 0.14%
Brighthouse Financial, Inc.(a)	1,225	49,086

Integrated Oil & Gas - 6.21%
Chevron Corp.	9,750	1,232,692
ConocoPhillips	14,450	1,006,009
		2,238,701

		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 1.93%
AT&T, Inc.	21,700	$696,787

Investment Banking & Brokerage - 2.00%
Morgan Stanley	15,200	720,480

Life & Health Insurance - 1.63%
MetLife, Inc.	13,480	587,728

Life Sciences Tools & Services - 2.59%
Thermo Fisher Scientific, Inc.	4,500	932,130

Managed Health Care - 3.69%
Aetna, Inc.	7,250	1,330,375

Miscellaneous Manufacturing - 3.05%
Siemens AG - Sponsored ADR	16,700	1,100,280

Movies & Entertainment - 2.01%
Walt Disney Co.	6,900	723,189

Oil & Gas Equipment & Services - 2.01%
Halliburton Co.	16,050	723,213

Oil & Gas Exploration & Production - 1.20%
Devon Energy Corp.	9,875	434,105

Pharmaceuticals - 11.15%
GlaxoSmithKline PLC - Sponsored ADR	13,800	556,278
Johnson & Johnson	5,915	717,726
Mallinckrodt PLC(a)	1,477	27,561
Merck & Co., Inc.	15,150	919,605
Novartis AG - Sponsored ADR	9,600	725,184
Pfizer, Inc.	29,550	1,072,074
		4,018,428

Property & Casualty Insurance - 7.96%
Allstate Corp.	8,600	784,922
Chubb Ltd.	8,306	1,055,028
Travelers Cos., Inc.	8,400	1,027,656
		2,867,606

Regional Banks - 2.92%
BB&T Corp.	20,850	1,051,674

Systems Software - 6.81%
Microsoft Corp.	15,850	1,562,968
Oracle Corp.	20,200	890,012
		2,452,980

TOTAL COMMON STOCKS (Cost $22,212,982)		33,994,752

See Notes to Financial Statements.
Annual Report | June 30, 2018	35

Cullen Value Fund	Schedule of Investments
June 30, 2018

Value
(Note 2)
TOTAL INVESTMENTS 94.32% (Cost $22,212,982)	$33,994,752

Other Assets In Excess Of Liabilities 5.68%	2,047,740

NET ASSETS 100.00%	$36,042,492

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	24.42%	$8,798,274
Health Care	20.20	7,279,146
Information Technology	13.12	4,729,006
Industrials	12.55	4,525,637
Energy	9.42	3,396,019
Consumer Staples	6.97	2,513,251
Consumer Discretionary	3.28	1,181,760
Materials	2.43	874,872
Telecommunication Services	1.93	696,787
TOTAL COMMON STOCKS	94.32	33,994,752

TOTAL INVESTMENTS	94.32%	$33,994,752
Other Assets In Excess Of Liabilities	5.68	2,047,740
TOTAL NET ASSETS	100.00%	$36,042,492

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 82.82%
Austria - 1.11%
Erste Group Bank AG	108,950	$4,542,118

Brazil - 5.70%
AES Tiete Energia SA	1,399,962	3,503,743
Ambev SA - ADR	268,000	1,240,840
Telefonica Brasil SA - ADR	530,010	6,291,218
Vale SA - Sponsored ADR	964,300	12,362,326
		23,398,127

Chile - 1.30%
Vina Concha y Toro SA	2,597,067	5,346,008

China - 5.98%
China Construction Bank Corp., Class H	11,608,300	10,622,076
China Petroleum & Chemical Corp., Class H	12,378,000	11,079,763
Great Wall Motor Co. Ltd., Class H	3,731,500	2,840,107
		24,541,946

Greece - 2.10%
OPAP SA	765,200	8,627,581

Hong Kong - 20.57%
AIA Group Ltd.	1,520,000	13,241,345
BOC Aviation Ltd.(a)(b)	1,228,020	7,620,518
China Everbright Ltd.	2,680,800	4,904,795
China Mobile Ltd. - Sponsored ADR	11,150	494,949
IGG, Inc.	6,640,000	8,451,358
Nine Dragons Paper Holdings Ltd.	6,650,000	8,437,584
Sands China Ltd.	1,647,000	8,780,796
Times China Holdings Ltd.	7,730,000	11,410,480
Value Partners Group Ltd.	8,266,450	6,499,834
WH Group Ltd.(a)(b)	4,008,000	3,243,220
Xinyi Glass Holdings Ltd.	8,156,000	9,892,767
Xtep International Holdings Ltd.	2,087,500	1,425,470
		84,403,116

Hungary - 0.17%
Magyar Telekom Telecommunications PLC	501,250	712,867

India - 1.90%
ICICI Bank Ltd. - Sponsored ADR	724,950	5,821,348
RHT Health Trust	3,452,200	1,963,637
		7,784,985

Indonesia - 3.44%
Bank Rakyat Indonesia Persero Tbk PT	25,732,500	5,089,655
Gudang Garam Tbk PT	468,300	2,194,259
Indo Tambangraya Megah Tbk PT	4,206,800	6,561,470

		Value
	Shares	(Note 2)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,075,000	$281,537
		14,126,921

Mexico - 1.54%
PLA Administradora Industrial S de RL de CV	4,618,264	6,301,781

Russia - 7.67%
Globaltrans Investment PLC - Sponsored GDR(a)	913,337	9,316,037
LUKOIL PJSC - Sponsored ADR	206,000	14,199,580
MMC Norilsk Nickel PJSC - ADR	441,400	7,958,442
		31,474,059

Singapore - 0.79%
Ascendas India Trust	4,373,900	3,242,304

South Africa - 3.70%
Mondi Ltd.	434,700	11,774,524
Remgro Ltd.	229,510	3,410,197
		15,184,721

South Korea - 12.92%
Doosan Bobcat, Inc.	160,975	4,622,364
Hanon Systems	618,374	5,882,135
ING Life Insurance Korea Ltd.(a)(b)	180,500	6,776,376
KT&G Corp.	50,950	4,895,527
LG Chem Ltd.	25,050	7,497,678
Macquarie Korea Infrastructure Fund	565,230	4,544,155
Samsung Electronics Co. Ltd.	298,500	12,504,040
SK Telecom Co. Ltd.	30,150	6,301,638
		53,023,913

Taiwan - 12.14%
Accton Technology Corp.	1,410,000	4,065,709
ASE Industrial Holding Co. Ltd.	3,739,428	8,781,772
Asian Pay Television Trust	13,110,000	3,896,061
CTCI Corp.	1,506,000	2,409,115
King Yuan Electronics Co. Ltd.	6,500,000	5,909,328
Powertech Technology, Inc.	2,905,000	8,420,341
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	325,760	11,909,786
Win Semiconductors Corp.	350,649	2,510,867
Wistron NeWeb Corp.	799,002	1,902,425
		49,805,404

Thailand - 0.64%
Major Cineplex Group PCL	3,522,200	2,613,959

Turkey - 0.83%
Tupras Turkiye Petrol Rafinerileri AS	144,200	3,399,132

See Notes to Financial Statements.
Annual Report | June 30, 2018	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
Vietnam - 0.32%
Saigon Securities, Inc.	1,042,500	$1,288,088

TOTAL COMMON STOCKS (Cost $316,404,312)		339,817,030

PARTICIPATORY NOTES - 10.95%
China - 5.23%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	1,266,842	4,528,879
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	973,767	7,652,239
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	2,975,800	8,623,327
Zhengzhou Yutong Bus Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 10/10/2022	226,906	657,451
		21,461,896

India - 5.72%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	376,400	4,613,037
Indiabulls Housing Finance Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 01/30/2020	679,966	11,369,076
Power Grid Corp of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,734,108	7,459,676
		23,441,789

TOTAL PARTICIPATORY NOTES (Cost $41,671,519)		44,903,685

TOTAL INVESTMENTS 93.77% (Cost $358,075,831)		$384,720,715

Other Assets In Excess Of Liabilities 6.23%		25,567,646

NET ASSETS 100.00%		$410,288,361

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2018, the aggregate value of those securities was $26,956,151, which represents 6.57% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2018 the aggregate value of those securities was $17,640,114, which represents 4.30% of net assets.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2018

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.27%	$66,739,987
Information Technology	15.71	64,455,626
Materials	14.12	57,923,321
Energy	8.59	35,239,945
Consumer Discretionary	8.30	34,066,109
Industrials	5.85	23,968,034
Real Estate	5.11	20,954,565
Consumer Staples	4.11	16,919,854
Telecommunication Services	3.42	14,082,209
Utilities	0.86	3,503,743
Health Care	0.48	1,963,637
TOTAL COMMON STOCKS	82.82	339,817,030

PARTICIPATORY NOTES
Consumer Discretionary	3.97	16,275,566
Financials	3.90	15,982,113
Utilities	1.82	7,459,676
Industrials	1.26	5,186,330
TOTAL PARTICIPATORY NOTES	10.95	44,903,685

TOTAL INVESTMENTS	93.77%	$384,720,715
Other Assets In Excess Of Liabilities	6.23	25,567,646
TOTAL NET ASSETS	100.00%	$410,288,361

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2018	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2018

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.58%
Agriculture - 2.47%
Archer-Daniels-Midland Co.(a)	25,150	$1,152,625

Auto Parts & Equipment - 2.02%
Johnson Controls International PLC	28,170	942,287

Banks - 2.79%
SunTrust Banks, Inc.(a)	19,720	1,301,914

Chemicals - 2.89%
DowDuPont, Inc.(a)	20,500	1,351,360

Communications Equipment - 5.80%
Cisco Systems, Inc.	31,560	1,358,027
Corning, Inc.	49,040	1,349,090
		2,707,117

Distributors - 2.88%
Genuine Parts Co.(a)	14,680	1,347,477

Diversified Banks - 7.37%
HSBC Holdings PLC - Sponsored ADR(a)	17,110	806,565
JPMorgan Chase & Co.(a)	10,720	1,117,024
Wells Fargo & Co.	27,350	1,516,284
		3,439,873

Electric - 3.22%
PPL Corp.	52,620	1,502,301

Electric Utilities - 2.17%
Duke Energy Corp.(a)	12,800	1,012,224

Electrical Components & Equipment - 2.86%
Eaton Corp. PLC	17,850	1,334,109

Food & Staples Retailing - 2.18%
Walgreens Boots Alliance, Inc.(a)	17,000	1,020,255

Household Products - 4.81%
Kimberly-Clark Corp.(a)	12,600	1,327,284
Unilever NV	16,460	917,151
		2,244,435

Industrial Conglomerates - 1.33%
Honeywell International, Inc.(a)	4,300	619,415

Integrated Oil & Gas - 10.25%
Chevron Corp.(a)	9,580	1,211,200
ConocoPhillips	14,160	985,819
Exxon Mobil Corp.	17,170	1,420,474

		Value
	Shares	(Note 2)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, - Class B, Sponsored ADR	16,080	$1,168,212
		4,785,705

Integrated Telecommunication Services - 2.84%
AT&T, Inc.	41,350	1,327,749

Life & Health Insurance - 2.28%
MetLife, Inc.	24,430	1,065,148

Pharmaceuticals - 15.84%
AstraZeneca PLC - Sponsored ADR	31,520	1,106,667
Johnson & Johnson	10,950	1,328,673
Merck & Co., Inc.(a)	23,020	1,397,314
Novartis AG - Sponsored ADR	17,010	1,284,935
Novo Nordisk A/S - Sponsored ADR	18,540	855,065
Pfizer, Inc.(a)	39,300	1,425,804
		7,398,458

Property & Casualty Insurance - 5.00%
Chubb Ltd.	8,430	1,070,779
Travelers Cos., Inc.	10,330	1,263,772
		2,334,551

Semiconductors - 2.27%
Intel Corp.(a)	21,370	1,062,303

Specialized REITs - 5.93%
HCP, Inc.	48,630	1,255,627
Welltower, Inc.(a)	24,170	1,515,217
		2,770,844

Telecommunications - 3.51%
Verizon Communications, Inc.	32,620	1,641,112

Tobacco - 4.87%
Altria Group, Inc.	19,980	1,134,664
Philip Morris International, Inc.	14,140	1,141,664
		2,276,328

TOTAL COMMON STOCKS (Cost $46,379,216)		44,637,590

TOTAL INVESTMENTS 95.58% (Cost $46,379,216)		$44,637,590

Other Assets In Excess Of Liabilities 4.42%		2,062,226

NET ASSETS 100.00%		$46,699,816

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2018

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value

CALL OPTIONS WRITTEN (0.28%)
Archer-Daniels-Midland Co., Expires July, 2018, Exercise Price $46.50	$(1,150,333)	(251)	$(14,056)
Chevron Corp., Expires July, 2018, Exercise Price $129.00	(1,201,085)	(95)	(13,585)
DowDuPont, Inc., Expires July, 2018, Exercise Price $69.00	(678,976)	(103)	(6,283)
Duke Energy Corp., Expires July, 2018, Exercise Price $80.00	(506,112)	(64)	(4,800)
Genuine Parts Co., Expires July, 2018, Exercise Price $95.00	(679,246)	(74)	(7,030)
Honeywell International, Inc., Expires July, 2018, Exercise Price $155.00	(619,415)	(43)	(817)
HSBC Holdings PLC - Sponsored ADR, Expires July, 2018, Exercise Price $50.00	(405,404)	(86)	(172)
Intel Corp., Expires July, 2018, Exercise Price $55.50	(1,058,823)	(213)	(852)
JPMorgan Chase & Co., Expires July, 2018, Exercise Price $111.00	(562,680)	(54)	(2,160)
Kimberly-Clark Corp., Expires July, 2018, Exercise Price $105.00	(790,050)	(75)	(20,250)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Merck & Co., Inc., Expires July, 2018, Exercise Price $63.00	$(1,396,100)	(230)	$(6,900)
Pfizer, Inc., Expires July, 2018, Exercise Price $37.00	(1,425,804)	(393)	(7,860)
SunTrust Banks, Inc., Expires July, 2018, Exercise Price $70.00	(1,300,594)	(197)	(9,062)
Walgreens Boots Alliance, Inc., Expires July, 2018, Exercise Price $69.00	(510,128)	(85)	(425)
Welltower, Inc., Expires July, 2018, Exercise Price $60.00	(758,549)	(121)	(38,720)

TOTAL CALL OPTIONS WRITTEN (Premiums received $152,138)			(132,972)

TOTAL WRITTEN OPTIONS (Premiums received $152,138)			$(132,972)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2018.

See Notes to Financial Statements.
Annual Report | June 30, 2018	41

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2018

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	17.44%	$8,141,486
Health Care	15.84	7,398,458
Consumer Staples	14.33	6,693,643
Energy	10.25	4,785,705
Information Technology	8.07	3,769,420
Telecommunication Services	6.35	2,968,861
Industrials	6.21	2,895,811
Real Estate	5.93	2,770,844
Utilities	5.39	2,514,525
Materials	2.89	1,351,360
Consumer Discretionary	2.88	1,347,477
TOTAL COMMON STOCKS	95.58	44,637,590

TOTAL INVESTMENTS	95.58%	$44,637,590
Other Assets In Excess Of Liabilities	4.42	2,062,226
TOTAL NET ASSETS	100.00%	$46,699,816

CALL OPTIONS WRITTEN
Information Technology	0.00%	$(852)
Industrials	0.00	(817)
Utilities	(0.01)	(4,800)
Materials	(0.01)	(6,283)
Consumer Discretionary	(0.02)	(7,030)
Financials	(0.02)	(11,394)
Energy	(0.03)	(13,585)
Health Care	(0.04)	(14,760)
Consumer Staples	(0.07)	(34,731)
Real Estate	(0.08)	(38,720)
TOTAL CALL OPTIONS WRITTEN	(0.28)	(132,972)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
42	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2018

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$228,303,895	$1,631,397,088	$3,771,140	$33,994,752	$384,720,715	$44,637,590
Cash	12,340,231	9,758,854	435,513	2,058,928	22,976,443	1,344,028
Foreign currencies, at value (Cost $2,289,042, –, –, –, $3,578,299 and –, respectively)	2,286,299	–	–	–	3,580,032	–
Receivable for investments sold	1,269,245	175,984,854	–	–	2,922,818	6,679
Receivable for fund shares sold	1,955,143	1,282,510	17	25	512,455	795,696
Dividends receivable	2,321,040	4,193,941	527	39,047	1,968,273	115,618
Receivable due from Investment Advisor	–	–	29,826	11,365	–	9,548
Prepaid expenses and other assets	24,372	20,455	7,475	5,601	7,012	13,625
Total Assets	248,500,225	1,822,637,702	4,244,498	36,109,718	416,687,748	46,922,784
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $152,138, respectively)	–	–	–	–	–	132,972
Payable to Investment Advisor	147,650	941,418	–	–	248,912	–
Payable for investments purchased	701,417	126,512,276	–	–	5,502,694	–
Payable for shares redeemed	262,357	806,318	–	–	306,986	9,212
Distribution fees payable	4,656	96,236	135	289	5,301	4,616
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	132,624	216,434	45,339	46,937	315,494	56,168
Total Liabilities	1,268,704	128,592,682	65,474	67,226	6,399,387	222,968
NET ASSETS	$247,231,521	$1,694,045,020	$4,179,024	$36,042,492	$410,288,361	$46,699,816

NET ASSETS CONSIST OF
Paid-in capital	$246,283,810	$928,469,853	$3,295,045	$24,542,035	$414,122,959	$49,600,189
Undistributed net investment income/(loss)	1,056,863	–	–	27,845	(1,464,215)	–
Accumulated net realized gain/(loss)	(30,914,100)	125,414,068	208,655	(309,158)	(28,987,795)	(1,177,913)
Net unrealized appreciation/(depreciation)	30,804,948	640,161,099	675,324	11,781,770	26,617,412	(1,722,460)
NET ASSETS	$247,231,521	$1,694,045,020	$4,179,024	$36,042,492	$410,288,361	$46,699,816
INVESTMENTS, AT COST	$197,429,721	$991,246,064	$3,095,816	$22,212,982	$358,075,831	$46,379,216

See Notes to Financial Statements.
Annual Report | June 30, 2018	43

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2018

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.88	$17.68	$12.35	$15.35	$10.55	$9.87
Net Assets	$9,761,491	$203,508,723	$440,110	$626,329	$14,748,912	$2,063,973
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	988,058	11,509,071	35,646	40,794	1,398,198	209,133

Class C:
Net Asset Value, offering and redemption price per share	$9.85	$17.50	$11.46	$15.34	$10.45	$9.89
Net Assets	$3,046,902	$62,291,181	$55,287	$202,787	$2,411,958	$4,961,068
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	309,247	3,559,745	4,825	13,222	230,874	501,706

Class I:
Net Asset Value, offering and redemption price per share	$9.95	$17.69	$12.63	$15.34	$10.61	$9.92
Net Assets	$234,350,182	$1,426,691,595	$3,683,627	$35,213,376	$393,127,491	$39,674,775
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	23,543,182	80,644,974	291,662	2,295,030	37,045,219	3,999,124

Class R1:
Net Asset Value, offering and redemption price per share	$11.49	$15.35	N/A	N/A	N/A	N/A
Net Assets	$11,268	$374,053	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	981	24,369	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.38	$15.55	N/A	N/A	N/A	N/A
Net Assets	$61,678	$1,179,468	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,420	75,859	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2018

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$9,613,304	$55,059,565	$26,748	$780,474	$16,058,177	$1,200,973
Total Investment Income	9,613,304	55,059,565	26,748	780,474	16,058,177	1,200,973
EXPENSES
Investment advisory fees (Note 6)	2,551,223	18,158,946	39,097	344,265	3,816,263	372,207
Administrative fees	82,946	474,397	4,864	12,486	119,517	14,077
Distribution fees (Note 7)
Retail	43,318	635,343	1,179	1,604	41,944	6,343
Class C	31,533	758,390	547	4,149	28,195	45,162
Class R1	312	2,313	N/A	N/A	N/A	N/A
Class R2	291	4,040	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	4,040	N/A	N/A	N/A	N/A
Registration and filing fees	71,105	88,808	45,807	42,838	51,589	45,876
Custody fees	112,246	140,506	2,756	4,017	620,293	12,651
Transfer agent fees	75,858	253,999	40,663	41,014	55,060	46,038
Legal fees	39,210	39,210	39,210	39,210	39,210	39,368
Professional fees	56,925	51,070	49,556	49,556	49,556	52,360
Shareholder reports	15,099	105,266	380	1,056	18,369	2,135
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	15,519	70,021	2,944	3,957	19,783	7,390
Total Expenses	3,175,585	20,866,349	307,003	624,152	4,939,779	723,607
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(36,440)	(817,204)	(31,934)	(6,697)	(46,120)	(26,674)
Class C	(6,769)	(244,321)	(3,710)	(4,271)	(7,770)	(47,424)
Class I	(505,336)	(4,779,308)	(230,527)	(349,176)	(997,088)	(318,314)
Class R1	N/A	(326)	N/A	N/A	N/A	N/A
Class R2	N/A	(5,196)	N/A	N/A	N/A	N/A
Net Expenses	2,627,040	15,019,994	40,832	264,008	3,888,801	331,195
Net Investment Income/(Loss)	6,986,264	40,039,571	(14,084)	516,466	12,169,376	869,778
Net realized gain/(loss) on:
Investments	1,335,336	170,435,224	301,162	446,328	12,280,035	(496,842)
Written options	–	–	–	–	–	1,061,227
Foreign currency related transactions	(188,515)	41,919	–	–	(40,428)	–
Total Net Realized Gain/(Loss)	1,146,821	170,477,143	301,162	446,328	12,239,607	564,385
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,155,973)	(120,909,522)	4,075	1,625,574	(22,851,950)	(2,047,364)
Written options	–	–	–	–	–	32,545
Foreign currency related transactions	(37,139)	(2,181)	–	–	(47,889)	–
Total net change in unrealized appreciation/(depreciation)	(12,193,112)	(120,911,703)	4,075	1,625,574	(22,899,839)	(2,014,819)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(11,046,291)	49,565,440	305,237	2,071,902	(10,660,232)	(1,450,434)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,060,027)	$89,605,011	$291,153	$2,588,368	$1,509,144	$(580,656)
*Foreign taxes withheld on dividends	$870,357	$1,078,837	$–	$18,895	$1,526,791	$14,040

See Notes to Financial Statements.
Annual Report | June 30, 2018	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
OPERATIONS
Net investment income	$6,986,264	$5,919,547	$40,039,571	$46,064,239
Net realized gain	1,146,821	671,064	170,477,143	121,521,318
Net change in unrealized appreciation/(depreciation)	(12,193,112)	17,847,581	(120,911,703)	40,352,251
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,060,027)	24,438,192	89,605,011	207,937,808
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(511,930)	(959,374)	(4,927,369)	(7,541,436)
Class C	(56,009)	(53,365)	(1,052,736)	(1,456,474)
Class I	(6,314,206)	(4,880,817)	(33,221,409)	(37,072,063)
Class R1	(982)	(1,068)	(8,403)	(56,880)
Class R2	(2,199)	(2,160)	(29,419)	(80,815)
From net realized gains
Retail	–	–	(18,454,538)	(8,799,104)
Class C	–	–	(5,871,235)	(2,404,755)
Class I	–	–	(115,085,551)	(39,462,095)
Class R1	–	–	(39,602)	(101,450)
Class R2	–	–	(122,119)	(108,437)
Net Decrease in Net Assets from Distributions	(6,885,326)	(5,896,784)	(178,812,381)	(97,083,509)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	3,213,208	15,437,844	16,687,745	56,447,621
Class C	951,828	1,001,993	3,295,329	5,645,182
Class I	100,382,650	78,871,966	294,091,447	222,060,093
Class R1	5,009	1,043	40,838	385,826
Class R2	4,185	9,859	102,115	441,509
Dividends reinvested
Retail	505,605	906,342	22,887,873	15,290,813
Class C	46,065	44,416	6,695,165	3,681,125
Class I	3,954,563	2,832,343	103,588,356	51,102,285
Class R1	982	1,068	48,005	158,330
Class R2	2,199	2,160	151,537	189,252
Shares redeemed
Retail	(35,297,145)	(12,695,555)	(166,491,258)	(88,440,115)
Class C	(721,282)	(1,681,663)	(31,552,469)	(21,908,360)
Class I	(53,412,664)	(96,585,525)	(299,640,635)	(458,484,455)
Class R1	(61,134)	(1,616)	(182,813)	(3,145,812)
Class R2	(64,280)	(68,601)	(2,605,994)	(879,869)
Redemption fees
Retail	32	52	1,021	4,449
Class C	128	–	4	120
Class I	179	278	417	1,403
Class R1	–	–	–	–
Class R2	–	–	6	3
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	19,510,128	(11,923,596)	(52,883,311)	(217,450,600)
Net Increase/(Decrease) in Net Assets	8,564,775	6,617,812	(142,090,681)	(106,596,301)
NET ASSETS
Beginning of year	238,666,746	232,048,934	1,836,135,701	1,942,732,002
End of year *	$247,231,521	$238,666,746	$1,694,045,020	$1,836,135,701
*Includes undistributed net investment income of:	$1,056,863	$179,660	$–	$–

See Notes to Financial Statements.
46	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
OPERATIONS
Net investment income/(loss)	$(14,084)	$(6,070)	$516,466	$541,649
Net realized gain	301,162	957,553	446,328	1,826,661
Net change in unrealized appreciation	4,075	139,395	1,625,574	2,588,777
Net Increase in Net Assets Resulting from Operations	291,153	1,090,878	2,588,368	4,957,087
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	(115)	(8,006)	(9,293)
Class C	–	–	(1,921)	(3,163)
Class I	–	(4,118)	(493,101)	(547,377)
From net realized gains
Retail	(83,878)	(3,543)	(39,322)	(4,453)
Class C	(9,966)	(507)	(28,968)	(2,878)
Class I	(581,573)	(30,820)	(1,989,683)	(207,791)
Net Decrease in Net Assets from Distributions	(675,417)	(39,103)	(2,561,001)	(774,955)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	83,051	41,487	203,045	60,697
Class C	–	–	21,384	25,100
Class I	291,946	163,568	4,235,716	6,198,021
Dividends reinvested
Retail	80,543	3,549	47,061	13,676
Class C	9,966	507	22,848	4,357
Class I	581,573	34,938	2,482,784	755,168
Shares redeemed
Retail	(141,950)	(594,105)	(218,173)	(373,623)
Class C	(13,070)	(24,866)	(292,253)	(40,206)
Class I	(178,584)	(2,451,041)	(3,494,516)	(8,360,069)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	134	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	713,475	(2,825,829)	3,007,896	(1,716,879)
Net Increase/(Decrease) in Net Assets	329,211	(1,774,054)	3,035,263	2,465,253
NET ASSETS
Beginning of year	3,849,813	5,623,867	33,007,229	30,541,976
End of year *	$4,179,024	$3,849,813	$36,042,492	$33,007,229
*Includes undistributed net investment income/(loss) of:	$–	$(7,456)	$27,845	$14,405

See Notes to Financial Statements.
Annual Report | June 30, 2018	47

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend
	Fund		Cullen Enhanced Equity Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
OPERATIONS
Net investment income	$12,169,376	$8,399,105	$869,778	$249,162
Net realized gain/(loss)	12,239,607	(3,803,586)	564,385	728,680
Net change in unrealized appreciation/(depreciation)	(22,899,839)	38,944,009	(2,014,819)	59,141
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,509,144	43,539,528	(580,656)	1,036,983
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(586,670)	(495,116)	(56,335)	(27,640)
Class C	(77,535)	(90,247)	(93,768)	(20,829)
Class I	(13,293,832)	(9,284,470)	(715,654)	(211,201)
From net realized gains
Retail	–	–	(138,720)	(59,891)
Class C	–	–	(254,229)	(45,132)
Class I	–	–	(1,560,388)	(457,642)
Net Decrease in Net Assets from Distributions	(13,958,037)	(9,869,833)	(2,819,094)	(822,335)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	5,339,790	6,914,480	1,812,646	1,430,407
Class C	568,997	739,343	3,463,186	1,969,436
Class I	158,380,339	120,710,804	26,011,578	15,406,546
Dividends reinvested
Retail	549,066	464,198	180,631	86,496
Class C	77,535	90,247	163,744	58,392
Class I	11,984,519	8,443,993	1,755,760	591,025
Shares redeemed
Retail	(7,836,573)	(4,822,288)	(1,629,771)	(192,228)
Class C	(1,226,584)	(1,335,627)	(791,840)	(31,876)
Class I	(69,565,246)	(65,440,192)	(5,418,192)	(369,747)
Redemption fees
Retail	368	18	–	–
Class C	–	–	–	–
Class I	625	476	122	–
Net Increase in Net Assets Derived from Capital Share Transactions	98,272,836	65,765,452	25,547,864	18,948,451
Net Increase in Net Assets	85,823,943	99,435,147	22,148,114	19,163,099
NET ASSETS
Beginning of year	324,464,418	225,029,271	24,551,702	5,388,603
End of year *	$410,288,361	$324,464,418	$46,699,816	$24,551,702
*Includes undistributed net investment income/(loss) of:	$(1,464,215)	$203,113	$–	$(13)

See Notes to Financial Statements.
48	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
Class C
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
Class I
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
Class R1
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
Class R2
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net Assets	Portfolio
	End of Period	to Average	to Average	before	after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

(1.60%)	$9,761	1.46%	1.25%	1.68%	1.89%	31%
12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%
(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%
(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%

(2.34%)	$3,047	2.21%	2.00%	1.55%	1.76%	31%
11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%
(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%
(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%

(1.34%)	$234,350	1.22%	1.00%	2.60%	2.82%	31%
13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%
(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%
(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%

(2.03%)	$11	1.71%	1.71%	1.52%	1.52%	31%
12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%
(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%
(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%

(1.80%)	$62	1.46%	1.46%	1.97%	1.97%	31%
12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%
(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%
(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%

Annual Report | June 30, 2018	51

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
Class C
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
Class I
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
Class R1
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
Class R2
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net Assets	Portfolio
	End of Period	to Average	to Average	before	after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

4.61%	$203,509	1.32%	1.00%	1.69%	2.01%	16%
11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%
11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%
(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%

3.85%	$62,291	2.07%	1.75%	0.95%	1.27%	16%
10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%
10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%
(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%

4.87%	$1,426,692	1.07%	0.75%	1.96%	2.28%	16%
11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%
11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%
0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%

4.09%	$374	1.57%	1.50%	1.46%	1.53%	16%
10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%
10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%
(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%

4.38%	$1,179	1.57%	1.25%	1.29%	1.61%	16%
11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%
10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%
(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%

Annual Report | June 30, 2018	53

Cullen Funds Trust

				Net Realized and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2018	$13.88	(0.07)		0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(d)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
Class C
6/30/2018	$13.14	(0.16)		0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
Class I
6/30/2018	$14.11	(0.04)		1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(d)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
Cullen Value Fund
Retail
6/30/2018	$15.30	0.20		1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
Class C
6/30/2018	$15.28	0.09		1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
Class I
6/30/2018	$15.29	0.24		1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Less than $0.01.

See Notes to Financial Statements.
54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net Assets	Portfolio
	End of Period	to Average	to Average	before	after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

7.38%	$440	8.02%	1.25%	(7.34%)	(0.57%)	34%
20.81%	$471	6.05%	1.25%	(5.10%)	(0.30%)	85%
(16.15%)	$863	5.53%	1.25%	(4.37%)	(0.10%)	42%
(5.88%)	$1,094	4.33%	1.25%	(3.31%)	(0.23%)	37%
19.79%	$2,487	3.55%	1.25%	(2.72%)	(0.42%)	27%

6.56%	$55	8.79%	2.00%	(8.11%)	(1.32%)	34%
19.89%	$65	6.94%	2.00%	(6.02%)	(1.09%)	85%
(16.79%)	$75	6.29%	2.00%	(5.13%)	(0.84%)	42%
(6.49%)	$87	5.24%	2.00%	(4.25%)	(1.00%)	37%
18.92%	$117	4.29%	2.00%	(3.46%)	(1.16%)	27%

7.62%	$3,684	7.81%	1.00%	(7.13%)	(0.32%)	34%
21.11%	$3,314	5.88%	1.00%	(4.96%)	(0.08%)	85%
(15.96%)	$4,686	5.28%	1.00%	(4.13%)	0.15%	42%
(5.79%)	$5,621	4.26%	1.00%	(3.28%)	(0.02%)	37%
20.05%	$7,126	3.27%	1.00%	(2.43%)	(0.16%)	27%

7.97%	$626	2.04%	1.00%	0.24%	1.28%	2%
16.19%	$595	1.99%	1.00%	0.43%	1.42%	18%
2.02%	$814	2.19%	1.00%	(0.20%)	0.99%	3%
0.77%	$914	2.10%	1.00%	(0.04%)	1.06%	11%
26.17%	$1,051	1.98%	1.00%	0.11%	1.09%	8%

7.25%	$203	2.78%	1.75%	(0.49%)	0.54%	2%
15.30%	$445	2.74%	1.75%	(0.33%)	0.66%	18%
1.29%	$401	2.96%	1.75%	(0.97%)	0.24%	3%
(0.12%)	$322	2.86%	1.75%	(0.77%)	0.34%	11%
25.31%	$267	2.86%	1.75%	(0.75%)	0.35%	8%

8.25%	$35,213	1.80%	0.75%	0.47%	1.52%	2%
16.53%	$31,968	1.74%	0.75%	0.68%	1.67%	18%
2.25%	$29,327	1.95%	0.75%	0.04%	1.24%	3%
0.88%	$28,296	1.86%	0.75%	0.23%	1.34%	11%
26.53%	$27,373	1.84%	0.75%	0.26%	1.35%	8%

Annual Report | June 30, 2018	55

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	(0.40)	$10.55
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	(0.34)	$10.67
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–	(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–	(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–	(0.22)	$11.57
Class C
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	(0.31)	$10.45
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	(0.28)	$10.57
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–	(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–	(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–	(0.15)	$11.51
Class I
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	(0.42)	$10.61
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	(0.36)	$10.73
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–	(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–	(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–	(0.24)	$11.60
Cullen Enhanced Equity Income Fund
Retail
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	(0.75)	$9.87
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	(0.88)	$10.66
6/30/2016(d)	$10.00	0.16	0.50	0.66	(0.18)	–	(0.18)	$10.48
Class C
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	(0.67)	$9.89
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	(0.82)	$10.67
6/30/2016(d)	$10.00	0.13	0.50	0.63	(0.11)	–	(0.11)	$10.52
Class I
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	$9.92
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	(0.90)	$10.70
6/30/2016(d)	$10.00	0.18	0.50	0.68	(0.16)	–	(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Commencement of operations was December 15, 2015.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
56	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%

1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%

2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%

(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86	%(f)

(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86	%(f)

(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86	%(f)

Annual Report | Annual Report	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2018 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$59,446,669	$163,694,155	$–	$223,140,824
Preferred Stock	5,163,071	–	–	5,163,071
Total	$64,609,740	$163,694,155	$–	$228,303,895

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,514,969,685	$–	$–	$1,514,969,685
Exchange-Traded Funds	116,427,403	–	–	116,427,403
Total	$1,631,397,088	$–	$–	$1,631,397,088

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,771,140	$–	$–	$3,771,140
Total	$3,771,140	$–	$–	$3,771,140

Annual Report | June 30, 2018	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$33,994,752	$–	$–	$33,994,752
Total	$33,994,752	$–	$–	$33,994,752

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Austria	$–	$4,542,118	$–	$4,542,118
China	–	24,541,946	–	24,541,946
Greece	–	8,627,581	–	8,627,581
Hong Kong	494,949	83,908,167	–	84,403,116
Hungary	–	712,867	–	712,867
Indonesia	–	14,126,921	–	14,126,921
South Africa	–	15,184,721	–	15,184,721
South Korea	4,544,155	48,479,758	–	53,023,913
Taiwan	20,691,558	29,113,846	–	49,805,404
Thailand	–	2,613,959	–	2,613,959
Turkey	–	3,399,132	–	3,399,132
Vietnam	–	1,288,088	–	1,288,088
Other	77,547,264	–	–	77,547,264
Participatory Notes(3)	–	44,903,685	–	44,903,685
Total	$103,277,926	$281,442,789	$–	$384,720,715

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$44,637,590	$–	$–	$44,637,590
Total	$44,637,590	$–	$–	$44,637,590
Other Financial Instruments
Liabilities
Call Options Written	$(132,972)	–	–	$(132,972)
Total	$(132,972)	–	–	$(132,972)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed in d) above, the triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Transfers into and out of Levels 1 and 2 for the year ended June 30, 2018 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(135,074,874)	$135,074,874	$–
Total	$–	$(135,074,874)	$135,074,874	$–

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(161,363,696)	$161,363,696	$–
Total	$–	$(161,363,696)	$161,363,696	$–

Transfers from Level 1 to Level 2 were due to certain foreign equity prices that were applied a fair valuation adjustment factor at the end of the current fiscal year.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2018:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(132,972)
Total		$(132,972)

Annual Report | June 30, 2018	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2018:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	1,061,227	32,545
Total		$1,061,227	$32,545

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2018:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	8,249,143

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Cullen International High Dividend Fund
Retail
Shares sold	305,771	1,598,610
Dividends reinvested	49,021	91,461
Shares redeemed	(3,384,501)	(1,321,249)
Net increase/(decrease) in shares outstanding	(3,029,709)	368,822
Class C
Shares sold	91,332	106,473
Dividends reinvested	4,506	4,507
Shares redeemed	(69,231)	(172,975)
Net increase/(decrease) in shares outstanding	26,607	(61,995)
Class I
Shares sold	9,510,811	7,990,460
Dividends reinvested	383,307	285,261
Shares redeemed	(5,073,833)	(10,167,980)
Net increase/(decrease) in shares outstanding	4,820,285	(1,892,259)
Class R1
Shares sold	415	95
Dividends reinvested	82	93
Shares redeemed	(5,049)	(146)
Net increase/(decrease) in shares outstanding	(4,552)	42
Class R2
Shares sold	349	865
Dividends reinvested	185	189
Shares redeemed	(5,347)	(6,193)
Net decrease in shares outstanding	(4,813)	(5,139)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Cullen High Dividend Equity Fund
Retail
Shares sold	896,885	3,147,432
Dividends reinvested	1,240,601	868,912
Shares redeemed	(8,871,905)	(4,949,555)
Net decrease in shares outstanding	(6,734,419)	(933,211)
Class C
Shares sold	179,053	329,624
Dividends reinvested	366,376	210,812
Shares redeemed	(1,706,600)	(1,248,278)
Net decrease in shares outstanding	(1,161,171)	(707,842)
Class I
Shares sold	15,740,792	12,474,180
Dividends reinvested	5,617,165	2,902,295
Shares redeemed	(16,186,122)	(25,549,609)
Net increase/(decrease) in shares outstanding	5,171,835	(10,173,134)
Class R1
Shares sold	2,521	25,245
Dividends reinvested	2,991	10,241
Shares redeemed	(11,405)	(196,655)
Net decrease in shares outstanding	(5,893)	(161,169)
Class R2
Shares sold	6,201	27,830
Dividends reinvested	9,321	12,065
Shares redeemed	(157,146)	(55,402)
Net decrease in shares outstanding	(141,624)	(15,507)

Cullen Small Cap Value Fund
Retail
Shares sold	6,518	3,050
Dividends reinvested	6,814	255
Shares redeemed	(11,626)	(44,013)
Net increase/(decrease) in shares outstanding	1,706	(40,708)
Class C
Shares sold	–	–
Dividends reinvested	904	38
Shares redeemed	(1,004)	(1,934)
Net decrease in shares outstanding	(100)	(1,896)
Class I
Shares sold	22,237	12,009
Dividends reinvested	48,143	2,507
Shares redeemed	(13,599)	(179,020)
Net increase/(decrease) in shares outstanding	56,781	(164,504)

Annual Report | June 30, 2018	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Cullen Value Fund
Retail
Shares sold	12,911	4,358
Dividends reinvested	3,001	952
Shares redeemed	(13,995)	(26,915)
Net increase/(decrease) in shares outstanding	1,917	(21,605)
Class C
Shares sold	1,363	1,811
Dividends reinvested	1,457	304
Shares redeemed	(18,698)	(2,853)
Net decrease in shares outstanding	(15,878)	(738)
Class I
Shares sold	268,559	434,442
Dividends reinvested	158,482	52,383
Shares redeemed	(222,469)	(577,698)
Net increase/(decrease) in shares outstanding	204,572	(90,873)

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	466,852	698,572
Dividends reinvested	50,053	46,765
Shares redeemed	(688,639)	(498,541)
Net increase/(decrease) in shares outstanding	(171,734)	246,796
Class C
Shares sold	49,909	74,330
Dividends reinvested	7,146	9,255
Shares redeemed	(109,902)	(137,756)
Net decrease in shares outstanding	(52,847)	(54,171)
Class I
Shares sold	13,641,465	12,132,236
Dividends reinvested	1,086,009	846,209
Shares redeemed	(6,067,833)	(6,640,406)
Net increase in shares outstanding	8,659,641	6,338,039

Cullen Enhanced Equity Income Fund
Retail
Shares sold	170,854	135,683
Dividends reinvested	17,509	8,284
Shares redeemed	(160,532)	(18,055)
Net increase in shares outstanding	27,831	125,912
Class C
Shares sold	327,098	184,827
Dividends reinvested	15,813	5,591
Shares redeemed	(79,202)	(3,045)
Net increase in shares outstanding	263,709	187,373
Class I
Shares sold	2,472,531	1,448,342
Dividends reinvested	170,426	56,378
Shares redeemed	(520,498)	(34,425)
Net increase in shares outstanding	2,122,459	1,470,295

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2018 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$96,207,653	$75,766,419
Cullen High Dividend Equity Fund	285,253,805	504,584,613
Cullen Small Cap Value Fund	1,269,730	1,578,416
Cullen Value Fund	2,715,224	652,881
Cullen Emerging Markets High Dividend Fund	254,757,715	174,471,331
Cullen Enhanced Equity Income Fund	79,438,707	55,690,617

5. FEDERAL TAX INFORMATION

As of June 30, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$1,686,261	$(29,560,869)	$28,822,319	$947,711
Cullen High Dividend Equity Fund	–	125,424,564	640,150,603	765,575,167
Cullen Small Cap Value Fund	102,322	106,333	675,324	883,979
Cullen Value Fund	27,845	–	11,472,612	11,500,457
Cullen Emerging Markets High Dividend Fund	790,488	(27,960,390)	23,335,304	(3,834,598)
Cullen Enhanced Equity Income Fund	–	48,351	(2,948,724)	(2,900,373)

As of June 30, 2018 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

					Cost of
	Gross Appreciation	Gross Depreciation	Net		Investments for
	(excess of value	(excess of tax cost	Appreciation/(Depreciation)	Net Unrealized	Income Tax
	over tax cost)	over value)	of Foreign Currency	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$38,015,610	$(9,127,608)	$(65,683)	$28,822,319	$199,415,893
Cullen High Dividend Equity Fund	644,043,157	(3,902,629)	10,075	640,150,603	991,256,560
Cullen Small Cap Value Fund	944,991	(269,667)	–	675,324	3,095,816
Cullen Value Fund	11,567,322	(94,710)	–	11,472,612	22,522,140
Cullen Emerging Markets High Dividend Fund	49,487,507	(26,124,064)	(28,139)	23,335,304	361,357,272
Cullen Enhanced Equity Income Fund	1,367,414	(4,316,138)	–	(2,948,724)	47,605,480

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

Annual Report | June 30, 2018	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from expiration of capital losses and differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$(17,096,390)	$776,265	$16,320,125
Cullen High Dividend Equity Fund	11,788,858	(800,235)	(10,988,623)
Cullen Small Cap Value Fund	–	21,540	(21,540)
Cullen Value Fund	–	2	(2)
Cullen Emerging Markets High Dividend Fund	(1)	121,333	(121,332)
Cullen Enhanced Equity Income Fund	–	(4,008)	4,008

At June 30, 2018, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$27,913,341	$349,400	$28,262,741
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	26,786,369	739,905	27,526,274
Cullen Enhanced Equity Income Fund	–	–	–

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund used capital loss carryovers during the period ended June 30, 2018 in the amount of $154,513 and $9,459,231, respectively.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $1,298,128 and $434,116, respectively, as having been incurred in the following fiscal year June 30, 2019.

The tax composition of dividends paid during the year ended June 30, 2018 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,885,326	$–
Cullen High Dividend Equity Fund	39,239,336	139,573,045
Cullen Small Cap Value Fund	32,722	642,695
Cullen Value Fund	503,026	2,057,975
Cullen Emerging Markets High Dividend Fund	13,958,037	–
Cullen Enhanced Equity Income Fund	2,612,786	206,308

The tax composition of dividends paid during the year ended June 30, 2017 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$5,896,784	$–
Cullen High Dividend Equity Fund	46,207,668	50,875,841
Cullen Small Cap Value Fund	2,483	36,620
Cullen Value Fund	559,833	215,122
Cullen Emerging Markets High Dividend Fund	9,869,833	–
Cullen Enhanced Equity Income Fund	821,758	577

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2018, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Annual Report | June 30, 2018	67

Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

As of June 30, 2018, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2019	2020	2021
Cullen International High Dividend Fund
Retail	$85,177	$82,067	$36,440
Class C	6,692	7,111	6,769
Class I	403,411	395,222	505,336
Total	$495,280	$484,400	$548,545

Cullen High Dividend Equity Fund
Retail	$1,152,409	$1,059,245	$817,204
Class C	285,984	287,941	244,321
Class I	4,792,166	4,698,693	4,779,308
Class R1	2,636	1,725	326
Class R2	10,899	11,391	5,196
Total	$6,244,094	$6,058,995	$5,846,355

Cullen Small Cap Value Fund
Retail	$39,342	$32,154	$31,934
Class C	3,930	3,626	3,710
Class I	206,551	202,633	230,527
Total	$249,823	$238,413	$266,171

Cullen Value Fund
Retail	$11,604	$6,339	$6,697
Class C	4,151	4,270	4,271
Class I	335,514	315,159	349,176
Total	$351,269	$325,768	$360,144

Cullen Emerging Markets High Dividend Fund
Retail	$49,200	$45,550	$46,120
Class C	12,267	9,785	7,770
Class I	574,646	795,536	997,088
Total	$636,113	$850,871	$1,050,978

Cullen Enhanced Equity Income Fund
Retail	$21,231	$30,477	$26,674
Class C	18,382	25,236	47,424
Class I	147,430	223,010	318,314
Total	$187,043	$278,723	$392,412

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2018

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2018, the Cullen Small Cap Value Fund had two affiliated shareholders who held 59.24% and 13.11% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 18.18% and 7.31% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had two affiliated shareholders who held 19.09% and 4.44% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Annual Report | June 30, 2018	69

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the "Funds") as of June 30, 2018, the related statements of operations for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess to risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Denver, Colorado

August 23, 2018

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

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Cullen Funds Trust	Additional Information
June 30, 2018 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $642,695; Cullen Value Fund designates $2,057,975; Cullen Enhanced Equity Fund designates $206,308 and Cullen High Dividend Equity Fund designates $139,573,045 as long-term capital gain distributions. For Cullen High Dividend Equity Fund, $11,061,936 of earnings and profits were distributed to shareholders on redmeptions for the fiscal year ended June 30, 2018.

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2017:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	85.08%
Cullen High Dividend Equity Fund	99.92%	100.00%
Cullen Small Cap Value Fund	73.96%	75.83%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	56.67%
Cullen Enhanced Equity Fund	26.59%	33.18%

In early 2018, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2017 via Form 1099. The Funds will notify shareholders in early 2019 of amounts paid to them by the Funds, if any, during the calendar year 2018.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2018:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	828,661	10,179,370
Cullen Emerging Markets High Dividend Fund	1,221,145	16,209,170

Annual Report | June 30, 2018	71

Cullen Funds Trust	Board of Trustees
June 30, 2018 (Unaudited)

INTERESTED TRUSTEE

					Other
	Position(s)	Term of Office		No. of Funds	Directorships
Name, Address	Held with	and Length of		in Complex	held by
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 16, 20142010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

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Cullen Funds Trust	Board of Trustees
June 30, 2018 (Unaudited)

OFFICERS

Other
	Position(s)	Term of Office		No. of Funds	Directorships
Name, Address	Held with	and Length of		in Complex	held by
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present;
			Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Annual Report | June 30, 2018	73

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2018 (Unaudited)

At the May 18, 2018 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions (on February 15, 2018; May 9, 2018; and at the Meeting) and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the May 9, 2018 executive session and at the Meeting on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2019 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2018 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment adviser to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to its respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2018	75

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $184,500 and $190,100, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2018 and June 30, 2017, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2018 and June 30, 2017, aggregate fees of $74,875 and $72,695, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2018 and June 30, 2017, aggregate fees of $0 and $29,794, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2018 and June 30, 2017 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 7, 2018

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 7, 2018